Allowance for Credit Losses - Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, net	$ 1,297,111	$ 879,960
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2021	385,574
2020	661,689
2019	150,362
2018	55,066
2017	7,060
Prior	38,065
Net investment in finance leases, net	1,297,816
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2021	5,873
2020	110,656
2019	240,310
Net investment in finance leases, net	356,839
Tier 1 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2021	315,340
2020	619,852
2019	108,249
2018	34,520
2017	7,030
Prior	31,282
Net investment in finance leases, net	1,116,273
Tier 1 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2020	110,656
2019	207,436
Net investment in finance leases, net	318,092
Tier 2 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2021	63,854
2020	39,219
2019	35,644
2018	19,915
2017	30
Prior	6,296
Net investment in finance leases, net	164,958
Tier 2 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2021	5,873
2019	32,874
Net investment in finance leases, net	38,747
Tier 3 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2021	6,380
2020	2,618
2019	6,469
2018	631
Prior	487
Net investment in finance leases, net	$ 16,585